Accounting policies - Schedule of estimated effect of a 1% change in the euro against the corresponding currency (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%
Depreciation variation (as a percent)	1.00%
US dollar
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	€ (136.9)	€ (146.0)	€ (133.3)
1 % appreciation of euro, effect on consolidated profit	(3.4)	(4.4)	(8.6)
1 % depreciation of euro, effect on consolidated equity	139.7	148.9	136.0
1 % depreciation of euro, effect on consolidated profit	3.4	4.5	8.8
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(35.3)	(14.8)	(11.4)
1 % appreciation of euro, effect on consolidated profit	(2.3)	(2.0)	(2.4)
1 % depreciation of euro, effect on consolidated equity	36.0	15.1	11.6
1 % depreciation of euro, effect on consolidated profit	2.3	2.1	2.4
Pound sterling
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(79.1)	(94.7)	(105.9)
1 % appreciation of euro, effect on consolidated profit	(3.1)	(1.5)	(2.3)
1 % depreciation of euro, effect on consolidated equity	80.7	96.7	108.0
1 % depreciation of euro, effect on consolidated profit	3.1	1.5	2.3
Mexican peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(36.4)	(27.7)	(23.1)
1 % appreciation of euro, effect on consolidated profit	(0.1)	(2.0)	(0.9)
1 % depreciation of euro, effect on consolidated equity	37.1	28.2	23.6
1 % depreciation of euro, effect on consolidated profit	0.1	2.0	0.9
Brazilian real
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(175.7)	(100.1)	(80.8)
1 % appreciation of euro, effect on consolidated profit	(6.5)	(5.9)	(15.4)
1 % depreciation of euro, effect on consolidated equity	179.3	102.1	82.4
1 % depreciation of euro, effect on consolidated profit	6.6	6.0	15.7
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(48.8)	(19.8)	(27.5)
1 % appreciation of euro, effect on consolidated profit	0.0	(1.3)	(1.1)
1 % depreciation of euro, effect on consolidated equity	49.8	20.2	28.0
1 % depreciation of euro, effect on consolidated profit	0.0	1.4	1.1
Argentine peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(7.5)	(17.1)	(10.7)
1 % appreciation of euro, effect on consolidated profit	(4.2)	(2.1)	(2.5)
1 % depreciation of euro, effect on consolidated equity	7.7	17.4	11.0
1 % depreciation of euro, effect on consolidated profit	€ 4.2	€ 2.2	€ 2.6